Discontinued Operations - Disposal of Discontinued Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 02, 2012 Zhejiang Continental [Member]	Dec. 31, 2011 Zhejiang Continental [Member]	Aug. 31, 2012 Qingdao Kaixiang [Member]	Dec. 31, 2011 Qingdao Kaixiang [Member]	Nov. 30, 2012 Wuxi Ruizhong [Member]	Dec. 31, 2011 Wuxi Ruizhong [Member]	Dec. 31, 2012 Search Media International [Member]	Dec. 31, 2011 Search Media International [Member]	May 14, 2012 Shenyang Jingli [Member]	Dec. 31, 2011 Shenyang Jingli [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Advertising service revenues		$ 30,029	$ 55,571	$ 379	$ 2,611	$ 89	$ 2,603	$ 1,656	$ 2,035	$ 27,899	$ 47,851	$ 6	$ 471
Pretax profit/(loss)		(6,501)	(9,629)	(143)	303	(563)	338	146	493	(6,192)	(10,214)	251	(549)
Net profit / (loss)		$ (6,723)	$ (9,712)	$ (143)	$ 100	$ (563)	$ 253	$ (19)	$ 192	$ (6,220)	$ (11,073)	$ 222	$ (816)